Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current tax provision	$ 246,804	$ 39,615	$ 92,869
Deferred tax benefit	(18,120)	(31,223)	(25,129)
Income tax expense	$ 228,684	$ 8,392	$ 67,740